Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019
Commitments and Contingencies Disclosure [Abstract]
2020 (remaining twenty-six weeks)	$ 494
2020		$ 1,012
2021	1,989	302
2022	1,362	311
2023	1,121	320
2024	329	329
Thereafter	454	451
Total	$ 5,749	$ 2,725